Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
TCJA, Tax benefit to Current tax expense		$ 3,372,000
TCJA, Tax benefit to deferred tax expense		466,000
Income taxes receivable (payable)	$ (458,000)	$ 3,106,000
Income tax rate	21.00%	35.00%	35.00%
Amounts of credits available to offset income tax	$ 4,799,000
Minimum tax credit carryforward, cash benefit		$ 4,108,000
Net operating income	460,556,000	455,367,000	$ 439,045,000
Undistributed earnings of subsidiaries	22,528,000
Deferred tax liabiliites foreign withholding taxes	882,000	1,363,000
Current income tax expense (benefit) related to current period earnings	234,000
Tax benefit prior year earnings repatriated	(635,000)
Unrecognized tax benefits	3,207,000	2,067,000	$ 772,000
Income tax penalties and interest expense	411,000	213,000
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax [Line Items]
TCJA, Tax benefit to Current tax expense		3,372,000
TCJA, Tax benefit to deferred tax expense		466,000
Income taxes receivable (payable)	$ (458,000)	$ 3,106,000
Income tax rate	21.00%	35.00%	35.00%
Amounts of credits available to offset income tax	$ 14,771,000
Minimum tax credit carryforward, cash benefit		$ 4,108,000
Net operating income	460,955,000	455,749,000	$ 439,417,000
Undistributed earnings of subsidiaries	22,528,000
Deferred tax liabiliites foreign withholding taxes	882,000	1,363,000
Current income tax expense (benefit) related to current period earnings	234,000
Tax benefit prior year earnings repatriated	(635,000)
Unrecognized tax benefits	3,207,000	2,067,000	772,000
Income tax penalties and interest expense	411,000	213,000
Minimum tax credit carryforwards, tax benefit		4,108,000
Unrecognized tax benefits	112,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Amounts of credits available to offset income tax	190,000
State net operating loss carry forward	724,635,000
Valuation allowance for deferred tax assets	0	0
Net change in total state valuation allowance		0	0
State and Local Jurisdiction [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax [Line Items]
Net operating loss subject to Internal Revenue Code 382	686,914,000
Amounts of credits available to offset income tax	190,000
Valuation allowance for deferred tax assets	0	0
Net change in total state valuation allowance		0	$ 0
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss subject to Internal Revenue Code 382	51,642,000
Amounts of credits available to offset income tax	153,000
Valuation allowance for deferred tax assets	23,934,000	20,120,000
Net change in total state valuation allowance	3,814,000	3,953,000
Net operating income	(7,377,000)
Foreign Tax Authority | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax [Line Items]
Net operating loss subject to Internal Revenue Code 382	51,642,000
Amounts of credits available to offset income tax	153,000
Valuation allowance for deferred tax assets	23,934,000	20,120,000
Net change in total state valuation allowance	3,814,000	$ 3,953,000
Net operating income	(7,377,000)
US [Member]
Income Tax [Line Items]
US net operating loss carry forwards	285,126,000
US [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax [Line Items]
Net operating loss subject to Internal Revenue Code 382	148,993,000
Internal Revenue Service IRS [Member]
Income Tax [Line Items]
Net operating loss subject to Internal Revenue Code 382	63,716,000
Internal Revenue Service IRS [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax [Line Items]
Net operating loss subject to Internal Revenue Code 382	$ 63,716,000